Investment Objectives and Goals - Corgi MANGOS ETF	Sep. 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi MANGOS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi MANGOS ETF (the "Fund") seeks capital appreciation.